Financial debt - Changes in the recoverable cash advances (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Debt
As at January 1	€ 8,674,000	€ 8,431,000
Advances reimbursed (excluding interest)	(254,000)	(396,000)
Interest paid	(26,000)	(27,000)
Initial measurement and re-measurement.	(561,000)	(324,000)
Discounting impact	1,038,000	990,000
As at December 31	€ 8,871,000	€ 8,674,000